Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 65.71%	Value
	Aerospace and Defense - 2.53%
2,653	Lockheed Martin Corp.	$1,221,388
	Beverages - 4.47%
3,295	Constellation Brands, Inc. - Class A	810,998
13,116	Heineken N.V. (b)	1,347,925
		2,158,923
	Capital Markets - 3.23%
46,374	Brookfield Corp.	1,560,485
	Chemicals - 2.61%
33,623	Valvoline, Inc.	1,261,199
	Commercial Services & Supplies - 1.32%
43,246	MillerKnoll, Inc.	639,176
	Diversified Financial Services - 5.01%
7,089	Berkshire Hathaway, Inc. - Class B (a)	2,417,349
	Entertainment - 2.17%
12,399	Activision Blizzard, Inc. (a)	1,045,236
	Ground Transportation - 4.56%
10,133	Canadian Pacific Kansas City Ltd. - ADR	818,442
14,045	U-Haul Holding Co.	711,660
3,290	Union Pacific Corp.	673,200
		2,203,302
	Health Care Equipment & Supplies - 1.63%
48,965	Smith & Nephew plc	788,514
	Health Care Providers & Services - 10.83%
20,900	Centene Corp. (a)	1,409,705
17,143	CVS Health Corp.	1,185,096
6,171	McKesson Corp.	2,636,930
		5,231,731
	Insurance - 3.27%
1,143	Markel Group, Inc. (a)	1,580,975
	Interactive Media & Services - 0.63%
2,226	Baidu, Inc. - ADR (a)	304,762
	Internet & Direct Marketing Retail - 3.09%
552	Booking Holdings, Inc. (a)	1,490,582
	IT Services - 2.71%
10,383	Fiserv, Inc. (a)	1,309,815
	Media - 3.37%
39,191	Comcast Corp. - Class A	1,628,386
	Personal Products - 2.00%
18,563	Unilever plc - ADR	967,689
	Pharmaceuticals - 5.02%
6,982	Johnson & Johnson	1,155,661
12,574	Novartis AG - ADR	1,268,842
		2,424,503
	Software - 7.26%
5,850	Microsoft Corp.	1,992,159
12,706	Oracle Corp.	1,513,157
		3,505,316
	TOTAL COMMON STOCKS (Cost $22,234,190)	31,739,331

	PREFERRED STOCKS - 3.87%
	Capital Markets - 0.70%
350,000	Charles Schwab Corp. - Series G, 5.375%	336,252
	Closed-End Funds - 0.70%
6,900	GDL Fund - Series C, 4.00%	337,134
	Technology Hardware, Storage & Peripherals - 2.47%
26,435	Samsung Electronics Co., Ltd., 2.15% (b)	1,193,703
	TOTAL PREFERRED STOCKS (Cost $1,147,113)	1,867,089

	REITs - 1.31%
	Equity Real Estate Investment Trusts (REITs) - 1.31%
1	Orion Office REIT, Inc.	7
10,585	Realty Income Corp.	632,877
	TOTAL REITs (Cost $653,577)	632,884

	EXCHANGE -TRADED FUNDS - 3.79%
35,295	iShares Silver Trust (a)	737,312
6,143	SPDR Gold Shares (a)	1,095,113
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,344,878)	1,832,425

Principal
Amount	CORPORATE BONDS - 4.81%
	Beverages - 0.58%
	Coca-Cola Consolidated, Inc.
$150,000	3.80%, 11/25/2025	145,701
	Coca-Cola Refreshments USA LLC
125,000	6.75%, 9/15/2028	135,309
	Credit Intermediation and Related Activities - 0.20%
	JPMorgan Chase Financial Co LLC
100,000	5.00%, 9/16/2027	96,700
	Food Products - 0.33%
	Bestfoods, Inc.
150,000	7.25%, 12/15/2026	160,659
	Internet & Direct Marketing Retail - 0.31%
	Amazon.com, Inc.
150,000	5.20%, 12/3/2025	150,401
	IT Services - 0.33%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	156,141
	Petroleum and Coal Products Manufacturing - 1.13%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	542,442
	Pharmaceutical and Medicine Manufacturing - 0.31%
	Wyeth LLC
150,000	6.45%, 2/1/2024	150,773
	Securities and Commodity Contracts Intermediation and Brokerage - 1.62%
	Goldman Sachs Group, Inc.
1,001,000	6.2635%, 6/1/2043 (c)	783,282
	TOTAL CORPORATE BONDS (Cost $2,357,689)	2,321,408

	MUNICIPAL BONDS - 6.05%
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
95,000	7.875%, 2/1/2026	95,175
	California Infrastructure & Economic Development Bank
130,000	3.25%, 7/1/2026	123,721
	City of New York, General Obligation, Build America Bonds
175,000	5.887%, 12/1/2024	175,721
35,000	5.424%, 3/1/2025	34,959
	City of San Jose CA
175,000	2.60%, 9/1/2027	161,160
	Lake of Elsinore California Improvement Bond Act 1915
150,000	1.153%, 9/2/2025	136,357
	Los Angeles Department of Water & Power Water System Revenue
85,000	5.381%, 7/1/2024	84,738
	Los Angeles Unified School District/CA
230,000	5.72%, 5/1/2027	234,579
	Pasadena California Pension Obligation Refunding Taxable - Series B
100,000	4.625%, 5/1/2038	99,044
	San Francisco Bay Area Toll Authority, Revenue Bonds
55,000	6.793%, 4/1/2030	58,609
	San Francisco City & County Airport Comm-San Francisco International Airport
180,000	2.293%, 5/1/2028	160,200
	San Jose Redevelopment Agency Successor Agency
250,000	3.176%, 8/1/2026	236,504
	Solano County Community College District
100,000	5.25%, 8/1/2032	99,956
	State of California
125,000	2.25%, 10/1/2023	123,987
100,000	3.375%, 4/1/2025	96,776
200,000	2.65%, 4/1/2026	188,128
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	14,812
	State of Connecticut, Build America Bonds
25,000	5.30%, 12/1/2023	24,971
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	14,727
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	24,947
	State of Mississippi
100,000	4.511%, 11/1/2024	98,873
	State of Oregon
300,000	5.052%, 8/1/2043	301,961
	State of Oregon, General Obligation, Board of Higher Educations - Taxable
5,000	5.742%, 8/1/2024	5,006
	Toledo City School District, General Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	223,179
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	105,039
	TOTAL MUNICIPAL BONDS (Cost $3,031,976)	2,923,129

	OTHER SECURITIES - 2.99%
	Independent Power and Renewable Electricity Producers - 2.99%
32,700	Tennessee Valley Authority, Series D, PAARS, Power Bond
	6.75%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)	714,168
33,100	Tennessee Valley Authority, Series A, Power Bond
	6.50%, (reset annually @ CMT 30 year index average + 84 bps if lower than current rate), 5/1/2029 (c)	728,531
	TOTAL OTHER SECURITIES (Cost $1,573,651)	1,442,699

Shares	SHORT-TERM INVESTMENTS - 11.60%
	Money Market Fund - 2.64%
1,276,494	First American Treasury Obligations Fund, Class Z, 5.00% (d)	1,276,494
	TOTAL MONEY MARKET FUND (Cost $1,276,494)	1,276,494

Principal
Amount
	U.S. TREASURY BILLS - 8.96%
$400,000	3.62%, 7/13/2023 (e)	399,441
1,000,000	4.67%, 8/17/2023 (e)	993,549
400,000	4.68%, 9/28/2023 (e)	395,008
2,110,000	4.64%, 10/5/2023 (e)	2,081,489
325,000	4.81%, 11/2/2023 (e)	319,267
140,000	5.14%, 11/16/2023 (e)	137,259
	TOTAL U.S. TREASURY BILLS (Cost $4,329,555)	4,326,013
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,606,049)	5,602,507

	Total Investments in Securities (Cost $37,949,123) - 100.13%	48,361,472
	Liabilities in Excess of Other Assets - (0.13)%	(63,519)
	TOTAL NET ASSETS - 100.00%	$48,297,953

ADR	American Depository Receipt
CMT	Constant Maturity
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2023.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2023.
(e)	Rate shown is the discount rate at June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,978,383	$-	$-	$2,978,383
Consumer Discretionary	2,751,781	-	-	2,751,781
Consumer Staples	3,126,612	-	-	3,126,612
Financials	6,868,624	-	-	6,868,624
Health Care	8,444,748	-	-	8,444,748
Industrials	4,063,866	-	-	4,063,866
Information Technology	3,505,317	-	-	3,505,317
Total Common Stocks	31,739,331	-	-	31,739,331
Preferred Stocks
Capital Markets	-	336,252	-	336,252
Closed-End Funds	337,134	-	-	337,134
Information Technology	1,193,703	-	-	1,193,703
Total Preferred Stocks	1,530,837	336,252	-	1,867,089
REITs	632,884	-	-	632,884
Exchange-Traded Funds	1,832,425	-	-	1,832,425
Fixed Income
Corporate Bonds	-	2,321,408	-	2,321,408
Municipal Bonds	-	2,923,129	-	2,923,129
Total Fixed Income	-	5,244,537	-	5,244,537
U.S. Treasury Bills	-	4,326,013	-	4,326,013
Other Securities	1,442,699	-	-	1,442,699
Money Market Fund	1,276,494	-	-	1,276,494
Total Investments in Securities	$38,454,670	$9,906,802	$-	$48,361,472

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.